Summary Prospectus
February 26, 2021

AIG ESG Dividend Fund
CLASS A: EDFAX   |   CLASS C: EDFCX   |   CLASS W: EDFWX
This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Fund’s Statutory Prospectus and Statement of Additional Information, each dated February 26, 2021, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Statutory Prospectus, which contains more information about the Fund and its risks. You can find the Statutory Prospectus and the above incorporated information online at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html. You can also get this information at no cost by calling 1-800-858-8850, by sending an email request to mutualfundinquiry@aig.com or by writing to the Trust at AIG Fund Services, Inc., Mutual Fund Operations, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT GOAL

The investment goal of the AIG ESG Dividend Fund (the “Fund”) is total return (including capital appreciation and current income).
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information — Sales Charge Reductions and Waivers” section on page 9 of the Fund’s Prospectus, in the “Financial Intermediary — Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 118 of the Fund’s statement of additional information.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Maximum Account Fee	None	None	None

SunAmerica Specialty Series

AIG ESG Dividend Fund
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class W
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%	—
Other Expenses	0.86%	1.88%	1.17%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.96%	3.63%	1.92%
Fee Waivers and/or Expense Reimbursements(2),(3)	0.83%	1.85%	0.99%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2),(3)	1.13%	1.78%	0.93%

(1)
Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC” ) on redemptions made within one year of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 8 of the Prospectus for more information about the CDSCs.
(2)
Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”), including a majority of the trustees of the Board who are not “interested persons” of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended.
(3)
Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
AIG ESG Dividend Fund
Class A	$684	$913	$1,161	$1,871
Class C	281	560	964	1,924
Class W	95	296	515	1,143
You would pay the following expenses if you did not redeem your shares:

SunAmerica Specialty Series

AIG ESG Dividend Fund
	1 Year	3 Years	5 Years	10 Years
AIG ESG Dividend Fund
Class A	$684	$913	$1,161	$1,871
Class C	181	560	964	1,924
Class W	95	296	515	1,143
PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategies are value and “ESG investing.” The value oriented philosophy to which the Fund subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations and that may have generally been overlooked by the market. ESG investing involves investing in companies that satisfy certain environmental, social and governance (“ESG”) standards.
The principal investment technique of the Fund is to employ a “buy and hold” strategy with up to forty dividend yielding equity securities selected annually from the Russell 1000® Index that meet the Fund’s ESG standards. At least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities of companies that meet the Fund’s ESG standards. The Fund expects to invest primarily in large-cap common stocks, although the Fund may invest in companies of any size.
SunAmerica, the Fund’s investment adviser, employs an ESG screening process at the time of investment to identify companies that meet the Fund’s ESG standards. Pursuant to its ESG standards, which incorporate screening research from independent research services, the Fund will not invest in:
(1)
companies that are significantly engaged in: the manufacture or distribution of civilian firearms, military weapons or weapons delivery systems; the manufacture or distribution of alcoholic beverages or tobacco products; the operation of gambling-related businesses; or the production of nuclear energy, or
(2)
companies that: have a history of poor labor-management relations; engage in businesses or have products that have a severely negative impact on the environment; have significant business operations in countries whose governments pose human rights concerns; operate businesses that have a significantly adverse impact on the communities in which they are located; engage in businesses or have products that have a severely negative impact on their customers, which may include companies that have products that pose safety or health concerns, engage in practices that are anti-competitive or have marketing that is inappropriate or misleading; or have a history of poor business ethics, which may include companies that have incidents of bribery or fraud, or poor governance structures.
After identifying companies within the Russell 1000® Index that satisfy the ESG standards, the Adviser then selects up to forty dividend yielding equity securities. The selection criteria used to select dividend yielding equity securities will generally include dividend yield as well as a combination of factors that relate to profitability, valuation and ESG criteria. Certain stocks in the Russell 1000® Index may be excluded as a result of liquidity screens or industry-related caps applied during the selection process. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Fund or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Fund no longer meets the ESG standards, or the

SunAmerica Specialty Series

AIG ESG Dividend Fund
dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Fund’s holdings, when the size of the Fund’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Fund, or to maintain an industry-related cap, each in the discretion of the portfolio managers.
The annual consideration of the stocks that meet the selection criteria will take place on or about February 1. Immediately after the Fund buys and sells stock in connection with the Fund’s annual rebalancing, it will hold approximately an equal value of each of the forty stocks. In other words, the Fund will invest about 1/40 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Fund, SunAmerica will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Fund’s assets at the time.
The Fund employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Fund, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.
The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund:
Disciplined Strategy Risk. The Fund will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goals. Because the Fund generally will not use certain hedging techniques available to other mutual funds to reduce stock market exposure (e.g., using derivatives for hedging purposes), the Fund may be more susceptible to general market declines than other mutual funds.
ESG Standards Risk. ESG screening limits the availability of investment opportunities for the Fund. If the Fund changes its ESG standards or a company stops meeting the Fund’s ESG standards, the Fund may sell the affected investments even if this means the Fund loses money.
Focused Strategy Risk. The performance of the Fund may be subject to greater fluctuation since its strategy involves holding a limited number of securities. This type of strategy may increase the Fund’s risk since the performance of a stock may have a larger impact, positively or negatively, on the Fund’s performance.
Stock Market Volatility and Securities Selection Risk. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity securities may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which “growth” stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or

SunAmerica Specialty Series

AIG ESG Dividend Fund
protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment)
and financial markets either in specific countries or worldwide.
PERFORMANCE INFORMATION

The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the Russell 1000® Value Index, a broad measure of market performance.
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.
AIG ESG DIVIDEND FUND (CLASS A)

During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	18.51%
Lowest Quarterly Return:	March 31, 2020	-25.19%
Average Annual Total Returns
(as of the periods ended December 31, 2020)
	Past One Year	Past Five Years	Past Ten Years	Since Inception	Inception Date
Class C	3.90%	N/A	N/A	5.17%	12/16/2016
Class W	5.39%	N/A	N/A	5.97%	12/16/2016
Class A	-0.79%	N/A	N/A	4.22%	12/16/2016
Return After Taxes on Distributions (Class A)	-1.34%	N/A	N/A	3.21%
Return After Taxes on Distributions and Sale of Fund Shares (Class A)(1)	-0.19%	N/A	N/A	3.15%
Russell 1000® Value Index	2.80%	N/A	N/A	7.62%

(1)
When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

SunAmerica Specialty Series

AIG ESG Dividend Fund
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
INVESTMENT ADVISER

The Fund’s investment adviser is SunAmerica.
PORTFOLIO MANAGERS

Name	Portfolio Manager of the Fund Since	Title
Timothy Pettee	2016	Lead Portfolio Manager, Senior Vice President, Chief Investment Officer and Chief Investment Strategist at SunAmerica
Timothy Campion	2016	Co-Portfolio Manager, Senior Vice President at SunAmerica
Andrew Sheridan	2016	Co-Portfolio Manager, Senior Vice President at SunAmerica
Jane Bayar Algieri	2016	Co-Portfolio Manager, Vice President at SunAmerica
PURCHASES AND SALES OF FUND SHARES

A Fund’s initial investment minimums generally are as follows:
	CLASS A AND CLASS C SHARES	CLASS W SHARES
Minimum Initial Investment	• non-retirement account: $500 • retirement account: $250 • dollar cost averaging: $500 to open; you must invest at least $25 a month.	$50,000
Minimum Subsequent Investment	• non-retirement account: $100 • retirement account: $25	N/A
You may purchase or sell shares of a Fund each day the New York Stock Exchange is open. You should contact your broker, financial adviser or financial institution, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-800-858-8850, by regular mail (AIG Funds, P.O. Box 219186, Kansas City, MO 64121-9186), by express, certified and registered mail (AIG Funds, 430 West 7th Street, Suite 219186, Kansas City, MO 64105-1407), or via the Internet at www.aig.com/funds.
TAX INFORMATION

Fund dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

SunAmerica Specialty Series

AIG ESG Dividend Fund
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SunAmerica Specialty Series
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